Schedules of Investments (unaudited)
Impax US Sustainable Economy Fund	September 30, 2023

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.6%
COMMUNICATION SERVICES: 6.7%
Alphabet, Inc., Class A (a)	65,812	$8,612,159
Alphabet, Inc., Class C (a)	25,566	3,370,877
Electronic Arts, Inc.	3,988	480,155
Interpublic Group of Cos Inc., The	21,807	624,989
Take-Two Interactive Software, Inc. (a)	5,419	760,773
Verizon Communications, Inc.	87,169	2,825,147
Warner Bros. Discovery, Inc. (a)	46,774	507,966
		17,182,066

CONSUMER DISCRETIONARY: 5.1%
Aptiv PLC (a)	5,594	551,512
Bath & Body Works, Inc.	46,204	1,561,695
Best Buy Co., Inc.	14,523	1,008,913
Grand Canyon Education, Inc. (a)	13,261	1,549,946
Harley-Davidson, Inc.	11,983	396,158
Hasbro, Inc.	7,255	479,846
Home Depot, Inc., The	5,111	1,544,340
Lear Corp.	3,176	426,219
Lowe’s Cos., Inc.	5,421	1,126,701
MGM Resorts International	11,936	438,767
NVR, Inc. (a)	111	661,926
Planet Fitness, Inc., Class A (a)	30,740	1,511,793
Tractor Supply Co.	3,066	622,551
Vail Resorts, Inc.	1,928	427,804
Whirlpool Corp.	2,983	398,827
Williams-Sonoma, Inc.	3,619	562,393
		13,269,391

CONSUMER STAPLES: 4.6%
Clorox Co., The	3,604	472,340
Colgate-Palmolive Co.	13,713	975,131
Estee Lauder Cos, Inc., The, Class A	2,349	339,548
General Mills, Inc.	37,035	2,369,870
Hershey Co., The	1,571	314,326
J.M. Smucker Co., The	4,266	524,334
Kimberly-Clark Corp.	15,334	1,853,114
Kroger Co., The	50,182	2,245,645
Procter & Gamble Co., The	17,704	2,582,305
Walgreens Boots Alliance, Inc.	12,834	285,428
		11,962,041

FINANCIALS: 8.7%
Affiliated Managers Group, Inc.	3,790	493,989
Aflac, Inc.	9,610	737,568
Allstate Corp., The	28,603	3,186,660
Ameriprise Financial, Inc.	4,629	1,526,089
Bank of New York Mellon Corp., The	41,558	1,772,449
First American Financial Corp.	7,028	397,012
Hartford Financial Services Group, Inc., The	17,789	1,261,418
MarketAxess Holdings, Inc.	1,656	353,788
MasterCard, Inc., Class A	9,593	3,797,964
MetLife, Inc.	58,453	3,677,277
PayPal Holdings, Inc. (a)	8,947	523,042
PNC Financial Services Group, Inc., The	3,434	421,592
Progressive Corp., The	10,248	1,427,546
Prudential Financial, Inc.	5,239	497,129
Regions Financial Corp.	24,765	425,958
Synchrony Financial	12,829	392,183
Visa, Inc., Class A	6,628	1,524,506
		22,416,170

HEALTH CARE: 16.6%
AbbVie, Inc.	20,494	3,054,836
Agilent Technologies, Inc.	17,592	1,967,137
Amgen, Inc.	7,403	1,989,630
Bio-Rad Laboratories, Inc., Class A (a)	1,845	661,340
Bristol-Myers Squibb Co.	58,904	3,418,788
Charles River Laboratories International, Inc. (a)	1,986	389,216
CVS Health Corp.	11,633	812,216
DENTSPLY SIRONA, Inc.	16,578	566,304
Elevance Health, Inc.	10,479	4,562,766
Eli Lilly & Co.	12,052	6,473,492
Encompass Health Corp.	6,859	460,650
Hologic, Inc. (a)	6,428	446,103
Humana, Inc.	1,119	544,416
IDEXX Laboratories, Inc. (a)	1,045	456,947
Illumina, Inc. (a)	6,425	882,024
Intuitive Surgical, Inc. (a)	1,623	474,387
Johnson & Johnson	31,654	4,930,111
Merck & Co., Inc.	30,336	3,123,091
Mettler-Toledo International, Inc. (a)	2,538	2,812,282
Waters Corp. (a)	2,292	628,489
West Pharmaceutical Services, Inc.	1,165	437,120
Zoetis, Inc.	22,156	3,854,701
		42,946,046

INDUSTRIALS: 12.7%
A.O. Smith Corp.	7,630	504,572
Acuity Brands, Inc.	3,576	609,029
Automatic Data Processing, Inc.	5,596	1,346,286
Booz Allen Hamilton Holding Corp.	4,788	523,185
C.H. Robinson Worldwide, Inc.	7,792	671,125
Carrier Global Corp.	33,990	1,876,248
CSX Corp.	15,759	484,589
Dover Corp.	6,340	884,493
Emerson Electric Co.	17,270	1,667,764
Expeditors International of Washington, Inc.	3,432	393,410
Flowserve Corp.	10,931	434,726
GXO Logistics, Inc. (a)	7,467	437,940
Illinois Tool Works, Inc.	2,101	483,881
Ingersoll Rand, Inc.	16,987	1,082,412
Johnson Controls International PLC	24,114	1,283,106
Lennox International, Inc.	1,963	735,026
Norfolk Southern Corp.	16,004	3,151,668
nVent Electric PLC	13,672	724,479
Otis Worldwide Corp.	13,924	1,118,236
Owens Corning	3,790	516,994
Regal Rexnord Corp.	3,602	514,654
Republic Services, Inc.	28,482	4,058,969
Rockwell Automation, Inc.	4,757	1,359,884
Trane Technologies PLC	7,984	1,620,033
United Parcel Service, Inc., Class B	12,170	1,896,938
W.W. Grainger, Inc.	741	512,653
Waste Management, Inc.	23,221	3,539,809
WESCO International, Inc.	3,871	556,727
		32,988,836

INFORMATION TECHNOLOGY: 32.3% (b)
Accenture PLC, Class A	5,776	1,773,867
Adobe, Inc. (a)	1,416	722,018
Analog Devices, Inc.	12,554	2,198,080
ANSYS, Inc. (a)	8,132	2,419,677
Apple, Inc.	67,642	11,580,987
Applied Materials, Inc.	18,111	2,507,468
Autodesk, Inc. (a)	5,562	1,150,833
Cadence Design Systems, Inc. (a)	7,228	1,693,520
Cisco Systems, Inc.	29,220	1,570,867
Cognex Corp.	10,687	453,556
First Solar, Inc. (a)	2,831	457,461
Gartner, Inc. (a)	1,905	654,577
Gen Digital, Inc.	59,356	1,049,414
HP, Inc.	42,968	1,104,278
HubSpot, Inc. (a)	4,691	2,310,318
IBM	10,376	1,455,753
Intel Corp.	52,653	1,871,814
Intuit, Inc.	1,768	903,342
Keysight Technologies, Inc. (a)	7,947	1,051,468
Lam Research Corp.	7,325	4,591,090
Lumentum Holdings, Inc. (a)	7,172	324,031
Microsoft Corp.	45,543	14,380,201
NVIDIA Corp.	25,025	10,885,625
Palo Alto Networks, Inc. (a)	2,000	468,880
QUALCOMM, Inc.	27,586	3,063,701
salesforce.com, Inc. (a)	7,849	1,591,620
ServiceNow, Inc. (a)	3,937	2,200,626
Splunk, Inc. (a)	4,290	627,413
Synopsys, Inc. (a)	4,620	2,120,441
Texas Instruments, Inc.	26,261	4,175,762
Trimble, Inc. (a)	8,095	435,997
Universal Display Corp.	4,609	723,567
VMware, Inc., Class A (a)	6,508	1,083,452
		83,601,704

MATERIALS: 5.0%
Amcor PLC	42,966	393,569
Axalta Coating Systems, Ltd. (a)	16,142	434,220
Celanese Corp.	3,705	465,052
Chemours Co., The	21,773	610,733
Ecolab, Inc.	23,378	3,960,233
International Flavors & Fragrances, Inc.	16,743	1,141,370
Linde, PLC	8,017	2,985,130
Martin Marietta Materials, Inc.	1,455	597,248
PPG Industries, Inc.	8,001	1,038,530
Sherwin-Williams Co., The	2,176	554,989
WestRock Co.	21,838	781,800
		12,962,874

REAL ESTATE: 5.2%
Alexandria Real Estate Equities, Inc., REIT	6,600	660,660
AvalonBay Communities, Inc., REIT	5,497	944,055
Boston Properties, Inc., REIT	7,666	455,974
CBRE Group, Inc., Class A (a)	39,133	2,890,363
Equinix, Inc., REIT	3,190	2,316,769
Healthpeak Properties, Inc., REIT	47,315	868,703
Prologis, Inc., REIT	18,614	2,088,677
Ventas, Inc., REIT	51,369	2,164,176
Welltower, Inc., REIT	13,830	1,132,954
		13,522,331

UTILITIES: 2.7%
American Water Works Co., Inc.	23,773	2,943,810
Avangrid, Inc.	42,899	1,294,263
Edison International	44,995	2,847,734
		7,085,807

TOTAL COMMON STOCKS		257,937,266
(Cost $177,468,850)

TOTAL INVESTMENTS: 99.6%		257,937,266
(Cost $177,468,850)

OTHER ASSETS AND LIABILITIES - (NET): 0.4%		1,021,799

Net Assets: 100.0%		$258,959,065

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.

REIT - Real Estate Investment Trust

September 30, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2023, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $671,055, representing 0.12% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,225,307,594	$-	$-	$1,225,307,594
Total	$1,225,307,594	$-	$-	$1,225,307,594
Small Cap
Common Stocks	$597,484,456	$-	$-	$597,484,456
Total	$597,484,456	$-	$-	$597,484,456
US Sustainable Economy
Common Stocks	$257,937,266	$-	$-	$257,937,266
Total	$257,937,266	$-	$-	$257,937,266
Global Sustainable Infrastructure
Common Stocks	$54,862,354	$46,295,659	$-	$101,158,013
Closed-End Funds	-	505,460	-	505,460
Total	$54,862,354	$46,801,119	$-	$101,663,473
Global Opportunities
Common Stocks	$58,743,710	$48,516,123	$-	$107,259,833
Preferred Stocks	-	2,154,431	-	2,154,431
Total	$58,743,710	$50,670,554	$-	$109,414,264
Global Environmental Markets
Common Stocks	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Total	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Global Women’s Leadership
Common Stocks	$495,785,731	$248,124,891	$-	$743,910,622
Preferred Stocks	-	248,307	-	248,307
Total	$495,785,731	$248,373,198	$-	$744,158,929
International Sustainable Economy
Common Stocks	$4,893,519	$986,144,502	$-	$991,038,021
Preferred Stocks	-	15,119,924	-	15,119,924
Total	$4,893,519	$1,001,264,426	$-	$1,006,157,945
Core Bond
Community Investment Notes	$-	$237,173	$454,521	$691,694
Corporate Bonds	-	304,123,576	-	304,123,576
U.S. Gov't Agency Bonds	-	11,035,594	-	11,035,594
Government Bonds	-	6,216,909	-	6,216,909
Supranational Bonds	-	91,381,091	-	91,381,091
Municipal Bonds	-	10,673,738	-	10,673,738
U.S. Treasury Notes	-	140,158,414	-	140,158,414
Asset-Backed Securities	-	51,124,227	-	51,124,227
Mortgage-Backed Securities	-	216,450,025	-	216,450,025
Total	$-	$831,400,747	$454,521	$831,855,268
High Yield Bond
Community Investment Notes	$-	$237,173	$671,055	$908,228
Common Stocks	2,052,330	-	-	2,052,330
Corporate Bonds	-	505,401,789	-	505,401,789
Loans	-	21,694,445	-	21,694,445
Medium Term Certificates of Deposit	-	500,000	-	500,000
Total	$2,052,330	$527,833,407	$671,055	$530,556,792
Sustainable Allocation
Affiliated Investment Companies	$2,113,406,882	-	-	$2,113,406,882
Total	$2,113,406,882	$-	$-	$2,113,406,882

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurementsThe Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

									Net change in
									Unrealized
		Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund		12/31/22	Additions	Reductions	09/30/23	12/31/22	Income	Gains/Losses[1]	Depreciation	09/30/23

Sustainable Allocation
	Large Cap	75,268,533	311,912	8,987,370	66,593,075	$ 870,104,236	$ 3,926,967	$ 12,773,348	$ 42,335,192	$ 813,101,441
	Small Cap	4,176,980	1,464,715	-	5,641,695	59,689,044	-	-	1,000,294	82,989,338
	Global Sustainable Infrastructure	7,971,319	105,484	-	8,076,803	68,314,199	947,248	-	(1,739,377)	67,522,070
	Global Opportunities	4,082,111	13,285	-	4,095,396	56,129,027	201,273	-	2,274,823	58,605,122
	Global Environmental Markets	2,635,835	20,868	-	2,656,703	51,609,644	444,489	-	814,252	52,868,384
	Global Women's Leadership	2,057,973	37,627	-	2,095,600	56,491,351	1,113,007	-	1,680,158	59,284,517
	International Sustainable Economy	11,578,384	203,421	-	11,781,805	99,689,886	1,922,324	-	4,541,849	106,154,059
	Core Bond	85,316,699	8,160,156	1,167,718	92,309,137	740,548,945	17,902,717	(2,643,211)	(22,990,521)	776,319,840
	High Yield	16,220,310	720,411	-	16,940,721	92,617,968	4,174,081	-	(229,938)	96,562,111
	Total					$ 2,095,194,300	$ 30,632,106	$ 10,130,137	$ 27,686,732	$ 2,113,406,882

[1]	Includes realized capital gain distributions from an affiliated fund, if any.